Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee Future Benefits
Disclosure of Net Defined Benefit Liability (Asset)

The change in the Company’s accrued benefit obligations is summarized as follows:

	Pension benefit plans Years ended December 31,		Other benefit plans Years ended December 31,
	2020	2019	2020	2019
	$	$	$	$
Balances – Beginning of the year	13,704	13,100	84	105
Current service cost	50	41	4	8
Interest cost	162	239	1	2
Actuarial loss (gain) arising from changes in financial assumptions	650	1,068	1	(28)
Benefits paid	(529)	(483)	(3)	—
Impact of foreign exchange rate changes	1,304	(261)	7	(3)
Balances – End of the year	15,341	13,704	94	84
Amounts recognized:
In net loss	(212)	(280)	(6)	18
In other comprehensive loss	(1,954)	(807)	(7)	3

Summary of Significant Actuarial Assumptions Applied to Determine Accrued Benefit Obligations

The significant actuarial assumptions applied to determine the Company’s accrued benefit obligations are as follows:

	Pension benefit plans		Other benefit plans
	Years ended December 31,		Years ended December 31,
Actuarial assumptions	2020	2019	2020	2019
	%	%	%	%
Discount rate	0.60	1.10	0.60	1.90
Pension benefits increase	0.50	1.50	0.50	1.50
Rate of compensation increase	2.00	2.00	2.00	2.00

Summary of Assumptions Translate into an Average Remaining Life Expectancy in Years

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in Germany. These assumptions translate into an average remaining life expectancy in years for a pensioner retiring at age 65:

	2020	2019
Retiring at the end of the reporting period:
Male	20	20
Female	24	24
Retiring 20 years after the end of the reporting period:
Male	28	28
Female	31	31

Summary of Undiscounted Defined Pension Benefits Expected to be Paid

In accordance with the assumptions used as at December 31, 2020, undiscounted defined pension benefits expected to be paid, in Euro, are as follows:

€
2021	462
2022	462
2023	466
2024	472
2025	473
Thereafter	11,733
14,068

Summary of Impact on Pension Benefit Obligation
Assumption	Increase	Decrease

Change interest rate by 0.25%	(576)	613
Change salary rate by 0.25%	20	(20)
Change pension by 0.25%	778	(745)
Change mortality by 1 year	581	(580)